UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8092
Western Asset Worldwide Income Fund Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31,
Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

WESTERN ASSET WORLDWIDE INCOME FUND INC.
FORM N-Q
January 31, 2007

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited)	January 31, 2007

Face
Amount†		Security	Value

SOVEREIGN BONDS — 70.7%
Argentina — 4.5%
		Republic of Argentina:
5,000,000	DEM	10.500% due 11/14/02 (a)	$1,059,251
3,500,000	DEM	7.000% due 3/18/04 (a)	773,461
159,000		5.590% due 8/3/12 (b)	151,131
2,684,931	ARS	Bonds, 2.000% due 1/3/10 (b)	1,825,827
4,799,439	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	2,148,128
		GDP Linked Securities:
1,565,000		0.624% due 12/15/35 (b)	214,640
29,967,661	ARS	0.649% due 12/15/35 (b)	1,153,877
1,700,000	EUR	0.662% due 12/15/35 (b)	295,012
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/04 (a)(i)	777,990
2,000,000,000	ITL	7.000% due 3/18/04 (a)	445,762

		Total Argentina	8,845,079

Brazil — 18.2%
		Federative Republic of Brazil:
15,776,000		11.000% due 8/17/40 (c)	20,757,272
		Collective Action Securities:
2,130,000		8.750% due 2/4/25	2,623,627
11,530,000		Notes, 8.000% due 1/15/15 (c)	12,740,650
108		MYDFA, 6.250% due 9/15/07 (b)(d)(i)	108

		Total Brazil	36,121,657

Colombia — 5.0%
		Republic of Colombia:
2,175,000		8.125% due 5/21/24	2,479,500
327,000		10.375% due 1/28/33	462,950
6,501,000		7.375% due 9/18/37	6,904,062

		Total Colombia	9,846,512

Ecuador — 1.1%
2,680,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	2,103,800

El Salvador — 1.8%
		Republic of El Salvador:
1,460,000		7.750% due 1/24/23 (d)	1,671,700
1,665,000		8.250% due 4/10/32 (d)	1,989,675

		Total El Salvador	3,661,375

Indonesia — 0.5%
825,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	1,010,625

Malaysia — 2.0%
3,966,000		Penerbangan Malaysia Berhad, Bonds, 5.625% due 3/15/16 (d)	3,972,544

Mexico — 10.1%
		United Mexican States:
9,750,000		8.125% due 12/30/19 (c)	11,729,250
		Medium-Term Notes:
2,330,000		5.625% due 1/15/17	2,298,545
2,585,000		8.300% due 8/15/31	3,254,515
		Series A:
2,243,000		6.375% due 1/16/13	2,332,720
435,000		6.625% due 3/3/15	461,753

		Total Mexico	20,076,783

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2007

Face
Amount†	Security	Value

Panama — 2.5%
	Republic of Panama:
2,653,000	7.250% due 3/15/15	$2,851,975
1,290,000	9.375% due 4/1/29	1,694,737
436,000	6.700% due 1/26/36	445,810

	Total Panama	4,992,522

Peru — 4.2%
	Republic of Peru:
3,714,000	8.750% due 11/21/33	4,774,347
	PDI:
3,606,200	5.000% due 3/7/17 (b)	3,595,382
16,720	5.000% due 3/7/17 (b)(d)	16,703

	Total Peru	8,386,432

Philippines — 1.6%
	Republic of the Philippines:
816,000	10.625% due 3/16/25 (e)	1,153,579
1,873,000	7.750% due 1/14/31	2,103,567

	Total Philippines	3,257,146

Russia — 3.8%
	Russian Federation:
3,940,000	11.000% due 7/24/18 (d)	5,614,500
760,000	12.750% due 6/24/28 (d)	1,360,400
604,000	5.000% due 3/31/30 (d)	672,327

	Total Russia	7,647,227

Turkey — 4.2%
	Republic of Turkey:
1,490,000	11.500% due 1/23/12	1,817,798
730,000	11.000% due 1/14/13	893,154
425,000	7.250% due 3/15/15	439,344
2,142,000	11.875% due 1/15/30 (e)	3,271,905
463,000	Collective Action Securities, Notes, 9.500% due 1/15/14	538,237
1,361,000	Notes, 6.875% due 3/17/36	1,291,249

	Total Turkey	8,251,687

Uruguay — 1.1%
537,333	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	578,170
1,475,909	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (f)	1,625,345

	Total Uruguay	2,203,515

Venezuela — 10.1%
	Bolivarian Republic of Venezuela:
2,575,000	5.375% due 8/7/10 (d)	2,487,450
9,848,000	5.750% due 2/26/16	9,023,230
2,234,000	7.650% due 4/21/25	2,331,737
	Collective Action Securities:
4,415,000	9.375% due 1/13/34 (e)	5,751,641
445,000	Notes, 10.750% due 9/19/13	535,113

	Total Venezuela	20,129,171

	TOTAL SOVEREIGN BONDS
	(Cost — $131,214,258)	140,506,075

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2007

Face
Amount†		Security	Value

CORPORATE BONDS & NOTES — 21.6%
Brazil — 3.2%
		Vale Overseas Ltd., Notes:
750,000		6.250% due 1/11/16	$757,578
1,439,000		8.250% due 1/17/34	1,715,497
3,782,000		6.875% due 11/21/36	3,858,627

		Total Brazil	6,331,702

Chile — 0.5%
939,000		Enersis SA, Notes, 7.375% due 1/15/14	1,008,982

India — 0.1%
254,000		ICICI Bank Ltd., Bonds, 6.375% due 4/30/22 (b)(d)	252,770

Kazakhstan — 0.3%
550,000		TuranAlem Finance BV, 8.250% due 1/22/37 (d)	558,250

Mexico — 4.5%
		Axtel SA de CV:
110,000		11.000% due 12/15/13	122,650
650,000		Senior Notes, 7.625% due 2/1/17 (d)	652,983
500,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(d)	502,788
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
120,000		9.375% due 5/1/12	128,700
50,000		12.500% due 6/15/12	54,250
		Pemex Project Funding Master Trust:
4,250,000		9.125% due 10/13/10	4,734,500
250,000		8.000% due 11/15/11	273,125
1,100,000		Guaranteed Bonds, 9.500% due 9/15/27	1,449,250
13,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	1,174,372

		Total Mexico	9,092,618

Russia — 10.8%
5,870,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	7,363,328
		Gazprom, Bonds:
119,800,000	RUB	Series A7, 6.790% due 10/29/09	4,524,293
39,930,000	RUB	Series A8, 7.000% due 10/27/11	1,504,206
52,630,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	1,993,529
3,460,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	3,610,510
1,910,000		TNK-BP Finance SA, 7.500% due 7/18/16 (d)	1,999,197
460,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due
		5/23/16 (d)	486,059

		Total Russia	21,481,122

Venezuela — 2.2%
4,613,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	4,354,140

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $42,348,322)	43,079,584

WARRANT

WARRANT — 0.4%
		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20
23,180		(Cost — $0)	788,120

See Notes to Schedule of Investments.

WESTERN ASSET WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	January 31, 2007

Face
Amount†		Security	Value

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $173,562,580)	$184,373,779

SHORT-TERM INVESTMENTS — 7.3%
Credit Linked Notes — 1.0%
2,000,000		UBS AG Jersey Branch, Medium-Term Notes, 7.684% due 4/16/07
		(Cost — $2,007,200)	2,007,200

Sovereign Bonds — 4.8%
		Egypt Treasury Bills:
8,425,000	EGP	Zero coupon bond to yield 9.479% due 4/17/07	1,449,547
46,200,000	EGP	Zero coupon bond to yield 9.391% due 10/30/07	7,574,198
3,175,000	EGP	Zero coupon bond to yield 9.329% due 11/6/07	519,823

		Total Sovereign Bonds
		(Cost — $9,488,990)	9,543,568

U.S. Government Agency — 0.1%
150,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (g)(h)
		(Cost — $147,000)	146,961

Repurchase Agreement — 1.4%
2,747,000
Nomura Securities International Inc. repurchase agreement dated 1/31/07, 5.240% due 2/1/07; Proceeds at maturity — $2,747,400; (Fully collateralized by various U.S. government agency obligation 5.220% to 6.000% due 4/7/23 to 4/21/26; Market value — $2,802,606)

		(Cost — $2,747,000)	2,747,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $14,390,190)	14,444,729

		TOTAL INVESTMENTS — 100.0% (Cost — $187,952,770#)	$198,818,508

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c)	All or a portion of this security is segregated for open futures contracts, and reverse repurchase agreements.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	Rate shown represents yield-to-maturity.

(h)	All or a portion of this security is held as collateral for open futures contracts.

(i)	Illiquid Security

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARS — Argentine Peso
DEM — German Mark
EGP — Egyptian Pound
EUR — Euro
GDP — Gross Domestic Product
ITL — Italian Lira
MXN — Mexican Peso
MYDFA — Multi-Year Depository Facility Agreement
PDI — Past Due Interest
RUB — Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Western Asset Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.
(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of

Notes to Schedule of Investments (unaudited) (continued)
investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
(h) Other Risks. Consistent with its objectives to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which is indexed. These securities are generally more volatile in nature and the risk of loss principal is greater.
(i) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,317,276
Gross unrealized depreciation	(451,538)

Net unrealized appreciation	$10,865,738

At January 31, 2007, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury 10 year Note	150	3/07	$16,208,610	$16,012,500	$196,110

Transactions in reverse repurchase agreements for the Fund during the period ended January 31, 2007 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$5,804,910	2.93%	$8,426,868
Interest rates on reverse repurchase agreements ranged from 1.00% to 5.25% during the period ended January 31, 2007.

Notes to Schedule of Investments (unaudited) (continued)
At January 31, 2007, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$1,066,185	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 12/21/06 bearing 5.250% to be repurchased at $1,072,871
	on 2/2/07, collateralized by: $816,000 Republic of the Philippines,
	10.625% due 3/16/25; Market value (including accrued interest) - $1,186,631	$1,066,185

4,183,809	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 1/18/07 bearing 1.500% to be repurchased at $4,186,947
	on 2/5/07, collateralized by: $3,545,000 Bolivarian Republic of Venezuela,
	9.375% due 1/13/34; Market value (including accrued interest) — $4,633,156	4,183,809

605,595	Reverse Repurchase Agreement with Credit Suisse First Boston,
	dated 1/26/07 bearing 3.900% to be repurchased at $606,054
	on 2/2/07, collateralized by: $437,000 Republic of Turkey,
	11.875% due 1/15/30; Market value (including accrued interest) — $669,955	605,595

2,351,621	Reverse Repurchase Agreement with Deutsche Bank Securities Inc.,
	dated 1/26/07 bearing 3.500% to be repurchased at $2,355,737 on 2/13/07
	collateralized by: $1,705,000 Republic of Turkey, 11.875% due 1/15/30;
	Market value (including accrued interest) — $2,613,896	2,351,621

	Total Reverse Repurchase Agreements
	(Proceeds — $8,207,210)	$8,207,210

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Western Asset Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 30, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: March 30, 2007

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: March 30, 2007